Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jun. 07, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000088064
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 07, 2017
Effective Date	dei_DocumentEffectiveDate	Jun. 07, 2017
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017